Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fixed maturities, available-for-sale, at fair value, amortized cost	$ 214,505	$ 196,542
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	12,904,495
Common stock, shares outstanding (in shares)	12,904,495
Class B units
Temporary equity, shares authorized (in shares)	27,900	27,900
Temporary equity, shares issued (in shares)	27,900	27,900
Temporary equity, shares outstanding (in shares)	27,900	27,900
Temporary equity, par value (in dollars per share)	$ 0	$ 0
Class A units
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	92,096	92,096
Common stock, shares issued (in shares)	92,096	92,096
Common stock, shares outstanding (in shares)	92,096	92,096
Class C units
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	2,904	2,904
Common stock, shares issued (in shares)	2,904	2,904
Common stock, shares outstanding (in shares)	2,904	2,904
Total fixed maturity securities
Fixed maturities, available-for-sale, at fair value, amortized cost	$ 214,505	$ 194,585
Short-term investments
Fixed maturities, available-for-sale, at fair value, amortized cost	$ 0	$ 1,957